April 22, 1998


EDGAR Postmaster, BDM: Postmaster


     Re:  Style Select Series, Inc.
     Securities Act File No. 333-11283


Ladies and Gentlemen:

     Following is the EDGAR filing on behalf of Style Select Series, Inc. pursuant to Rule 497(j) under the Securities Act of 1933, as amended. No changes have been made from the Prospectus and Statement of Additional Information contained in Post-Effective
Amendment No. 9 to the Registration Statement of the Registrant, which was filed with the
Securities and Exchange Commission on April 16, 1998.

     Please provide a Notice of Acceptance for receipt of this filing.



Very truly yours,

SunAmerica Asset Management Corp.

     /s/ Robert M. Zakem

     Robert M. Zakem
     Senior Vice President
     and General Counsel




 Attachment